Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

We do not have a formal policy regarding the timing of equity award grants. All equity grants made to named executive officers must be either directly approved by the compensation committee, the Board of Directors or through delegated authority. During fiscal 2025, we did not grant stock options (or similar awards) to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material, non-public information.